Consolidated Statement of Profit or Loss and Other Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Profit or Loss and Other Comprehensive Income [Abstract]
Diluted, income/(loss) for the year attributable to ordinary equity holders	$ 0.50	$ (1.03)	$ (0.11)